Basis of Accounting	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Accounting

2. Basis of Accounting

Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). These consolidated financial statements were approved by the board of directors meeting held on April 28, 2021.

Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis.

Use of Judgements and Estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Critical Judgements

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes.

i) Deferred Revenue

As discussed in Note 4, the Group sells virtual currency and items that can be used in online and mobile games to game users. For each game in each country, the Group estimates and applies the game user's life cycle in order to recognize revenue generated by micro-transactions. The game user's life cycle is estimated based on the average period from the game user's first payment date to the last access date for active paying game users. The Group considers a game user as an active user if the period between the time of the user’s most recent access of the game and the end of reporting period equals or is shorter than the estimated game users’ life cycle. For remaining virtual currency and items that active users own at period-end, the related revenue is deferred considering whether the virtual currency is refundable and items’ attributes. The group estimates the user’s life cycle by analyzing game users’ activity patterns such as payment and access and it periodically reviews if there is any change of these estimates.

ii) Deferred Tax Assets

When the Group assesses the realizability of deferred tax assets, the Group considers its performance, general economic environment, projected future taxable income, and periods available to utilize tax loss carryforwards and tax credit carryforwards. The Group periodically monitors the estimates used in assessing the realizability of the deferred tax assets. The amount of deferred tax assets may be changed if estimated future taxable income during the carryforward periods was changes.